6. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENT (Details 1)	3 Months Ended
Mar. 31, 2016 USD ($)
Derivative Liabilities And Fair Value Measurements Details 1
Beginning Balance
Transfers in of Level 3	$ 509,404
Mark-to-market – loss on change in fair value of derivative liability - 2016	222,856
Ending Balance	$ 732,260